INVENTORY (Tables)	12 Months Ended
Oct. 31, 2024
Inventory Disclosure [Abstract]
Inventory	Inventory as of October 31, 2024 and 2023 consisted of the following:

	October 31,
	2024	2023
	(in millions)
Finished goods	$523	$570
Purchased parts and fabricated assemblies	449	461
Inventory	$972	$1,031